Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
ACQUISITIONS

18.    ACQUISITIONS

Light & Power Holdings Ltd.

On January 25, 2011, Emera acquired 7.2 million shares of LPH, the parent company of BLPC, a vertically-integrated utility and the sole provider of electricity on the island of Barbados with a franchise to produce, transmit and distribute electricity on the island until 2028, for total cash consideration of $92.6 million CAD ($92.8 million USD). As a result, Emera became the majority shareholder of LPH, with a total interest of 80.1 percent. This investment was made to increase Emera’s regulated transmission, distribution and generation portfolio.

Prior to this transaction, Emera owned 38.3 percent of LPH with a carrying value of $113.5 million CAD ($113.8 million USD). The fair value of Emera’s interest in LPH immediately prior to the acquisition date was $84.8 million CAD ($85.0 million USD).

The fair value of the assets of a regulated utility are generally deemed to equal book value (rate base) given the regulated utility’s earnings are a function of its rate base, as determined by the regulator. The purchase price was negotiated between arms-length parties. The differential between the two amounts resulted in Emera recording a gain on acquisition of $28.2 million, which Emera has recorded as a non-taxable gain in “Other income (expenses), net” on Emera’s Consolidated Statements of Income for the year ended December 31, 2011.

The valuation technique used to measure the acquisition-date fair value of the assets and liabilities of LPH was book value for regulated assets given the regulatory environment in which BLPC operates. Non-regulated assets were measured based on recent transactions. Accordingly, a third party valuation of assets and liabilities was not performed.

The purchase price allocation has been finalized. The total purchase price has been allocated to the fair value of assets and liabilities as follows:

millions of Canadian dollars
Cash and cash equivalents	$58.4
Restricted cash	12.3
Receivables, net	23.4
Income tax receivable	0.2
Inventory	16.3
Prepaid expenses	2.9
Property, plant and equipment	292.0
Available-for-sale investments	52.5
Other non-current assets	1.6
Current portion of long-term debt	(7.5)
Account payable	(33.7)
Other current liabilities	(5.3)
Long-term debt	(43.1)
Deferred income taxes	(9.5)
Regulatory liabilities	(62.7)
ARO	(2.2)
Other long-term liabilities	(2.5)
Gain on business acquisition (1)	(28.2)
Non-controlling interest	(58.2)
Total purchase consideration	$206.7
(1)	The gain shown above represents the net effect of the gain on acquisition of $56.3 million net of a loss of $28.1 million on a business combination achieved in stages, which requires the revaluation of the existing interest to the implied value from the second investment at the date of acquiring control. The gain is included in “Other income (expenses) net” in the Consolidated Statements of Income.

The Company has included operating revenues of $282.4 million and net income attributable to common shareholders of $12.0 million for BLPC in its consolidated net income attributable to common shareholders for fiscal 2011 related to the period subsequent to January 25, 2011.

The Company also incurred $2.0 million in acquisition-related costs of which $1.5 million was recorded in 2011. These costs are included in “Operating, maintenance and general expense” in the Consolidated Statements of Income.

Supplemental Pro Forma Data

The unaudited pro forma statement below gives effect to the acquisition of a controlling interest in BLPC as if the transaction had occurred at the beginning of 2010. This pro forma data is presented for informational purposes only and does not purport to be indicative of the results of future operations or of the results that would have occurred had the acquisition taken place at the beginning of 2010.

For the	Year ended December 31
millions of Canadian dollars	2011	2010
Operating revenues	$2,081.7	$1,867.8
Net income attributable to common shareholders	241.4	200.9

Pro forma basic earnings per share	$1.99	$1.76
Pro forma diluted earnings per share	$1.97	$1.73

Grand Bahama Power Company Limited

On December 22, 2010, Emera acquired 50 percent of the outstanding common shares of GBPC, an integrated utility and sole provider of electricity on Grand Bahama Island; and an additional 10.7 percent interest in ICD Utilities Limited (“ICDU”), owner of the remaining 50 percent interest in GBPC, for total cash consideration of $81.6 million CAD ($82.0 million USD), giving Emera an 80.4 percent direct and indirect interest in GBPC. This investment was made to increase Emera’s regulated electricity, transmission and generation portfolio.

Prior to the transaction, Emera owned 50 percent of ICDU and indirectly through this ownership 25 percent of GBPC. This interest in ICDU had a carrying value of $39.2 million CDN ($39.4 million USD). The fair value of Emera’s interest in ICDU immediately prior to the acquisition date, was $36.8 million CDN ($37.0 million USD).

As a result of this transaction, the Company recorded a loss on a business acquisition achieved in stages related to the pre-existing investment of $2.4 million.

The valuation of the acquisition-date fair value of GBPC’s assets and liabilities was performed by a third party. The valuation technique primarily involved the cost approach for property, plant and equipment and comparable debt issuances for long-term debt. Quoted prices or public sourced information was utilized where possible in the valuation. The purchase price allocation has been finalized. The total purchase price has been allocated to the fair value of assets and liabilities as follows:

millions of Canadian dollars
Receivables, net	$19.2
Inventory	16.2
Prepaid expenses	1.2
Other non-current assets	0.5
Property, plant and equipment	153.4
Goodwill	75.6
Short-term debt	(1.9)
Current portion of long-term debt	(4.2)
Account payable	(20.6)
Other current liabilities	(3.5)
Long-term debt	(83.1)
Pension and post-retirement liabilities	(5.5)
Non-controlling interest	(28.9)
Total purchase consideration	$118.4

The goodwill that arose on the acquisition of GBPC is a result of expected operational efficiencies and synergies that Emera’s management believes it can bring to the operation of GBPC, as well as additional strategic opportunities in the region.

The Company has included operating revenues of $124.0 million and net income attributable to common shareholders of $4.6 million for GBPC in its consolidated net income attributable to common shareholders for fiscal 2011.

The Company also incurred $4.9 million in acquisition-related costs of which $6.1 million was expensed in 2010, offset with a recovery of $1.2 million recorded in 2011. These expenses are included in “Operating, maintenance and general expense” in the “Consolidated Statements of Income.”

Supplemental Pro Forma Data

The unaudited pro forma statement below gives effect to the acquisition of a controlling interest of GBPC as if the transaction had occurred at the beginning of 2010. This pro forma data is presented for informational purposes only and does not purport to be indicative of the results of future operations or of the results that would have occurred had the acquisition taken place at the beginning of 2010.

For the	Year ended December 31
millions of Canadian dollars	2011	2010
Operating revenues	$2,064.4	$1,717.9
Net income attributable to common shareholders	241.1	187.3

Pro forma basic earnings per share	$1.99	$1.64
Pro forma diluted earnings per share	$1.97	$1.62

Maine & Maritimes Corporation

On December 21, 2010, Emera acquired all of the outstanding common shares of MAM, a publically held United States corporation, and the parent company of MPS for cash consideration of $77.2 million CAD ($75.8 million USD). This investment was made to increase Emera’s transmission and distribution portfolio.

The valuation technique used to measure the acquisition-date fair value of the assets and liabilities of MAM was book value for regulated assets given the regulatory environment in which MPS operates. Accordingly, a third party valuation of assets and liabilities was not performed.

The purchase price allocation has been finalized. The total purchase price has been allocated to the fair value of assets and liabilities as follows:

millions of Canadian dollars
Cash and cash equivalents	$0.6
Restricted cash	0.2
Receivables, net	8.3
Income taxes receivable	1.2
Inventory	1.1
Regulatory assets – current	9.9
Prepaid expenses	0.9
Other current assets	0.3
Property, plant and equipment	66.6
Regulatory assets – non-current	22.3
Investments subject to significant influence	0.4
Goodwill	31.7
Other non-current assets	3.9
Short-term debt	(2.3)
Current portion of long-term debt	(1.1)
Account payable	(4.8)
Regulatory liabilities – current	(0.5)
Other current liabilities	(3.3)
Long-term debt	(23.0)
Deferred income taxes	(16.3)
Derivative instruments	(3.6)
Regulatory liabilities – long-term	(5.2)
Pension and post-retirement liabilities	(7.1)
Other long-term liabilities	(3.0)
Total purchase consideration	$77.2

The goodwill that arose on the acquisition of MAM is a result of expected operational efficiencies and synergies that Emera’s management believes it can bring to the operation of MAM, as well as additional strategic opportunities in the region.

The Company has included operating revenues of $34.6 million and net income attributable to common shareholders of $2.8 million for MPS in its consolidated net income attributable to common shareholders for fiscal 2011. The Company also incurred $4.7 million in acquisition-related costs which were expensed during 2010 and included in “Operating, maintenance and general expense” in the “Consolidated Statements of Income.”

Supplemental Pro Forma Data

The unaudited pro forma statement below gives effect to the acquisition of MPS as if the transaction had occurred at the beginning of 2010. This pro forma data is presented for informational purposes only and does not purport to be indicative of the results of future operations or of the results that would have occurred had the acquisition taken place at the beginning of 2010.

For the	Year ended December 31
millions of Canadian dollars	2011	2010
Operating revenues	$2,064.4	$1,642.2
Net income attributable to common shareholders	241.1	189.5

Pro forma basic earnings per share	$1.99	$1.66
Pro forma diluted earnings per share	$1.97	$1.64